Personnel expenses and employee information - Personnel Expenses for All Payroll Employees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Wages and salaries	€ 2,842.7	€ 2,519.6	€ 2,124.4
Social security expenses	249.8	208.1	181.9
Pension and retirement expenses	229.2	182.6	152.5
Share-based payments	117.5	53.9	74.6
Personnel expenses	€ 3,439.2	€ 2,964.2	€ 2,533.4